Convertible Promissory Note (‘Notes’) (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2023	Aug. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Oct. 22, 2022
Convertible Promissory Note (‘Notes’) [Line Items]
(Gain)/loss on fair value change				$ (575,434)		$ (995,456)	$ 6,990,870	$ (944,727)
Maturity Period		90 days
Debt conversion price (in Dollars per share)		$ 300	$ 300		$ 300
Reverse stock split (in Dollars per share)		$ 3	$ 3		$ 3
Conversion shares issued (in Shares)					6,760
Convertible note payable								31,795,988
Conversion price			$ 1,000
Fair value of the Notes								$ 10,944,727
Prior to reverse stock split (in Shares)	199,994				19,695,305		10	19,695,305
Convertible Promissory Note [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
(Gain)/loss on fair value change				$ (575,434)		$ (995,456)
Principal balance		$ 2,027,840						$ 10,000,000
Debt conversion price (in Dollars per share)			$ 10		$ 10		$ 10,715
Reverse stock split shares (in Shares)					675,946
Convertible note payable									$ 10,000,000
Accruing interest									6.00%
Outstanding principal interest rate							6.00%
Debt conversion shares (in Shares)							1,071,506
Unsecured promissory note
Convertible Promissory Note (‘Notes’) [Line Items]
Principal balance		$ 2,027,840					$ 2,027,840
Maturity Period							90 days
Debt conversion price (in Dollars per share)							$ 300
Prior to reverse stock split (in Shares)							3